Stock-Based Compensation (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2023	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024
Stock-Based Compensation [Line Items]
Aggregate fair value of vested stock		$ 1,300,000	$ 3,800,000
Unrecognized stock-based compensation costs		$ 0.9		$ 23,100,000
Weighted-average period		2 years 3 months 18 days		4 years
Number of vesting options (in Shares)					788,192
Vested options (in Shares)					4,343,172
Incremental stock-based compensation expense					$ 700
Option [Member]
Stock-Based Compensation [Line Items]
Aggregate fair value of vested stock				$ 400,000	1,900,000
RSU [Member]
Stock-Based Compensation [Line Items]
Aggregate fair value of vested stock		$ 1,500,000	$ 500,000	8,100,000	$ 1,200,000
Unrecognized stock-based compensation costs		21,300,000
Service Based Option [Member]
Stock-Based Compensation [Line Items]
Unrecognized stock-based compensation costs		$ 21,300,000		$ 1,100,000
Weighted-average period		4 years		2 years 4 months 24 days
2023 Incentive Equity Plan [Member]
Stock-Based Compensation [Line Items]
Shares issued under plan (in Shares)	8,763,322
Percentage of shares	4.00%
ISOs under the 2023 Plan [Member]
Stock-Based Compensation [Line Items]
Shares issued under plan (in Shares)	26,289,966